INCOME TAXES (Details) - USD ($)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Profits tax rate		25.00%	25.00%	25.00%
Income tax expense		$ 74,000	$ (729,000)
Other Subsidiaries
Income taxes
Profits tax rate		25.00%
2022
Income taxes
Operating loss carryforwards		$ 72,000
2023
Income taxes
Operating loss carryforwards		2,508,000
2024
Income taxes
Operating loss carryforwards		933,000
2025
Income taxes
Operating loss carryforwards		110,000
2026
Income taxes
Operating loss carryforwards		76,000
Hong Kong
Income taxes
Income tax expense		0	$ 0	$ 0
Operating loss carryforwards		3,000
Hong Kong | Corporate profits of first HKD 2 million
Income taxes
Corporate Profits	$ 2,000,000
Profits tax rate	8.25%
Hong Kong | Corporate profits exceeds HKD 2 million
Income taxes
Corporate Profits	$ 2,000,000
Profits tax rate	16.50%
PRC
Income taxes
Operating loss carryforwards		$ 3,702,000